Fair Value Measurements (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Inputs, Level 1 [Member]
Financing Receivables:
Cash equivalents held in Trust Account		$ 344,931,000
Sunlight
Financing Receivables:
Contract derivative	$ 648,000	1,435,000
Sunlight | Principal Balance or Notional Amount
Financing Receivables:
Loan participations, held-for-investment	5,252,000	5,997,000
Loans, held-for-investment	351,000	354,000
Cash equivalents held in Trust Account	62,521,000	49,583,000
Restricted cash	3,861,000	3,122,000
Contract derivative	51,072,000	59,770,000
Liabilities:
Debt	20,613,000	14,625,000
Warrants	9,544,000	4,700,000
Carrying Value | Sunlight
Financing Receivables:
Loan participations, held-for-investment	4,410,000	5,029,000
Loans, held-for-investment	297,000	304,000
Cash equivalents held in Trust Account	62,521,000	49,583,000
Restricted cash	3,861,000	3,122,000
Contract derivative	648,000	1,435,000
Liabilities:
Debt	20,613,000	14,625,000
Warrants	9,708,000	5,643,000
Guarantee obligation	211,000	839,000
Fair Value | Sunlight
Financing Receivables:
Loan participations, held-for-investment	4,790,000	5,140,000
Loans, held-for-investment	310,000	310,000
Cash equivalents held in Trust Account	62,521,000	49,583,000
Restricted cash	3,861,000	3,122,000
Contract derivative	648,000	1,435,000
Liabilities:
Debt	20,613,000	14,625,000
Warrants	9,708,000	5,643,000
Guarantee obligation	211,000	839,000
Fair Value | Sunlight | Fair Value, Inputs, Level 1 [Member]
Financing Receivables:
Loan participations, held-for-investment	0	0
Loans, held-for-investment	0	0
Cash equivalents held in Trust Account	62,521,000	49,583,000
Restricted cash	3,861,000	3,122,000
Contract derivative	0	0
Liabilities:
Debt	0	0
Warrants	0	0
Guarantee obligation	0	0
Fair Value | Sunlight | Fair Value, Inputs, Level 2 [Member]
Financing Receivables:
Loan participations, held-for-investment	0	0
Loans, held-for-investment	0	0
Cash equivalents held in Trust Account	0	0
Restricted cash	0	0
Contract derivative	0	0
Liabilities:
Debt	0	0
Warrants	0	0
Guarantee obligation	0	0
Fair Value | Sunlight | Fair Value, Inputs, Level 3 [Member]
Financing Receivables:
Loan participations, held-for-investment	4,790,000	5,140,000
Loans, held-for-investment	310,000	310,000
Cash equivalents held in Trust Account	0	0
Restricted cash	0	0
Contract derivative	648,000	1,435,000
Liabilities:
Debt	20,613,000	14,625,000
Warrants	9,708,000	5,643,000
Guarantee obligation	$ 211,000	$ 839,000